FORM 13F

			   FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007
Check here if Amendment [X]; Amendment Number: 01
This Amendment (Check only one.):[ ] is a restatement.
                               [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name   : Martin Currie Investment Management
Address: Saltire Court
	 20 Castle Terrace
	 EDINBURGH
	 EH1 2ES
	 SCOTLAND
	 UK

13F File Number: 028-06256

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables , are considered integral parts of this form.

Please note that the filing of Martin Currie Investment Management has been submitted under 028-06254.

Person signing this report on behalf of Reporting Manager:

Name  : Euan Wilson
Title : Middle office manager
Phone : +44 131 479 4719
Signature, Place and Date of Signing: Euan Wilson, Edinburgh, 09th November 2010

Report type (Check only one.):
[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                           FORM 13F SUMMARY PAGE

Report Summary :

Number of Other Included Managers:       0

Form 13F Information Table Entry Total :

Form 13F Information Table Value Total :


List of Other Included Managers:

No.       13F File Number     Name


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